Film Obligations and Production Loans (Film Obligations And Production Loans) (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Film Obligations And Production Loans [Abstract]
Film obligations	$ 146.7	$ 129.9
Production loans	352.9	353.8
Total film obligations and production loans	499.6	483.7
Unamortized debt issuance costs	(0.4)	(0.5)
Total film obligations and production loans, net	499.2	483.2
Less current portion	(327.9)	(367.2)
Total non-current film obligations and production loans	$ 171.3	$ 116.0